Disaggregated Revenues	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Disaggregated Revenues [Abstract]
DISAGGREGATED REVENUES

NOTE 16 – DISAGGREGATED REVENUES

Information for the Company’s breakdown of revenues by service type for the six months ended June 30, 2024 and 2025 are as follows:

	For the six months ended June 30,
	2024	2025

Freight forwarding services
- Air freight	$38,744,329	$22,552,413
- Ocean freight	621,675	599,588
Subtotal	39,366,004	23,152,001
Ancillary logistic services	205	35,799
Total	$39,366,209	$23,187,800

Information for the Company’s breakdown of revenue from freight forwarding services for the six months ended June 30, 2024 and 2025 are as follows:

	For the six months ended June 30,
	2024	2025

Export shipments
- Air	$38,742,336	$22,551,083
- Ocean	616,158	598,148
- Subtotal	39,358,494	23,149,231

Import shipments
- Air	1,993	1,330
- Ocean	5,517	1,440
- Subtotal	7,510	2,770
Total	$39,366,004	$23,152,001

Information for the Company’s breakdown of export revenue destination for the six months ended June 30, 2024 and 2025 are as follows:

	For the six months ended June 30,
	2024		2025

United States	$27,748,425	70.50%	$16,447,419	71.05%
Canada	1,502,484	3.82%	935,807	4.04%
France	318,118	0.81%	60,860	0.26%
United Kingdom	2,963,564	7.53%	1,558,376	6.73%
The Netherlands	2,786,257	7.08%	1,618,362	7.00%
Singapore	28,414	0.08%	-	-
Others (Note)	4,011,232	10.18%	2,528,407	10.92%
Total export revenue	$39,358,494	100%	$23,149,231	100%

Note: Others represent a number of countries including, among others, Qatar, Japan, Malaysia and Cyprus, etc.

Information for the Company’s breakdown of revenue by types of customers for the six months ended June 30, 2024 and 2025 are as follows:

	For the six months ended June 30,
	2024	2025

Freight forwarders	$39,186,625	$23,040,700
Direct customers	179,584	147,100
Total	$39,366,209	$23,187,800

NOTE 18 — DISAGGREGATED REVENUES

Information for the Company’s breakdown of revenues by service type for the years ended December 31, 2022, 2023 and 2024 are as follows:

	For the years ended December 31,
	2022	2023	2024
Freight forwarding services
– Air freight	$92,645,878	$138,683,827	$85,621,326
– Ocean freight	4,651,267	1,336,418	1,509,863
Subtotal	97,297,145	140,020,245	87,131,189
Ancillary logistic services	8,382	224	35,280
Total	$97,305,527	$140,020,469	$87,166,469

Information for the Company’s breakdown of revenues from freight forwarding services for the years ended December 31, 2022, 2023 and 2024 are as follows:

	For the years ended December 31,
	2022	2023	2024
Export shipments
– Air	$92,619,992	$138,665,566	$85,613,133
– Ocean	4,618,438	1,314,374	1,503,045
–Subtotal	97,238,430	139,979,940	87,116,178

Import shipments
– Air	25,886	18,261	8,193
– Ocean	32,829	22,044	6,818
–Subtotal	58,715	40,305	15,011
Total	97,297,145	$140,020,245	$87,131,189

Information for the Company’s breakdown of export revenue destination for the years ended December 31, 2022, 2023 and 2024 are as follows:

	For the years ended December 31,
	2022		2023		2024
United States	$75,185,052	77.32%	$122,275,056	87.35%	$61,745,629	70.88%
United Kingdom	5,248,600	5.40%	3,725,207	2.66%	6,012,265	6.90%
The Netherlands	5,054,684	5.20%	7,703,309	5.50%	6,401,024	7.35%
Others (Note)	11,750,094	12.08%	6,276,368	4.49%	12,957,261	14.87%
Total export revenue	$97,238,430	100%	$139,979,940	100%	$87,116,179	100%

Note: Others represent a number of countries including, among others, Canada, Qatar and France, etc.

Information for the Company’s breakdown of revenues by types of customers for the years ended December 31, 2022, 2023 and 2024 are as follows:

	For the years ended December 31,
	2022	2023	2024
Freight forwarders	$95,649,511	$139,475,411	$86,762,856
Direct customers	1,656,016	545,058	403,613
Total	$97,305,527	$140,020,469	$87,166,469